SEGMENT INFORMATION (Schedule of Revenues and Long-Lived Assets Within Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 77,697	$ 88,591	$ 49,699
Long-lived assets	9,307	8,620
Israel [Member]
Revenues	10,152	10,091	9,838
Long-lived assets	3,966	3,810
Europe [Member]
Revenues	12,809	10,913	9,787
Long-lived assets	1,134	1,091
North America [Member]
Revenues	10,732	13,373	15,393
USA [Member]
Long-lived assets	21	41
Canada [Member]
Long-lived assets	3,426	3,410
South And Latin America [Member]
Revenues	15,159	12,145	9,958
Africa [Member]
Revenues	21,642	35,499	1,108
Others [Member]
Revenues	7,203	6,570	3,615
Long-lived assets	$ 760	$ 268